Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (13,886)	$ (23,706)	$ (46,718)	$ (84,641)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	7,758	53,632	3,545	(82,326)
Total realized and unrealized gains (losses) on derivative instruments	(6,128)	29,926	(43,173)	(166,967)
Interest rate swap agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(15,729)	(22,219)	(48,199)	(67,808)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	11,575	47,816	5,181	(96,055)
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(610)	(8,140)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	1,609	(2,583)	638	(9,915)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	735	6,006	4,383	21,070
Time-charter swap agreement
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	1,096	1,106	1,222
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	208	(875)	1,553
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	234	0	347	0
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(91)	0	(108)	0
Stock purchase warrants
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (4,461)	$ (398)	$ (5,036)	$ (8,894)